STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATUTORY RESERVES AND RESTRICTED NET ASSETS [Line Item]
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Appropriation made to the enterprise expansion reserve and the staff welfare and bonus reserve
Restricted net assets	$ 21,598,935	$ 26,017,742
VIEs [Member]
STATUTORY RESERVES AND RESTRICTED NET ASSETS [Line Item]
Restricted net assets	$ 1,599,100	$ 4,324,871